Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Acquisitions
Acquisitions
Providência Acquisition
On January 27, 2014, the Company announced that PGI Polímeros do Brazil, a Brazilian corporation and wholly-owned subsidiary of the Company ("PGI Acquisition Company"), entered into a Stock Purchase Agreement with Companhia Providência Indústria e Comércio, a Brazilian corporation ("Providência") and certain shareholders named therein. Pursuant to the terms and subject to the conditions of the Stock Purchase Agreement, PGI Acquisition Company agreed to acquire a 71.25% controlling interest in Providência (the “Providência Acquisition”). Providência is a leading manufacturer of nonwovens primarily used in hygiene applications as well as industrial and healthcare applications. Based in Brazil, Providência has three locations, including one in the United States.
The Providência Acquisition was completed on June 11, 2014 (the "Providência Acquisition Date") for an aggregate purchase price of $424.8 million and funded with the proceeds from borrowings under an incremental term loan amendment to the Company's existing Senior Secured Credit Agreement as well as the proceeds from the issuance of $210.0 million of 6.875% Senior Unsecured Notes due in 2019.
The components of the purchase price are as follows:

In thousands	Consideration
Cash consideration paid to selling shareholders	$188,117
Cash consideration deposited into escrow	8,252
Deferred purchase price	47,931
Debt repaid	180,532
Total consideration	$424,832

Total consideration paid included $47.9 million of deferred purchase price (the "Deferred Purchase Price"). The Deferred Purchase Price is held by the Company and relates to certain unaccrued tax claims of Providência (the "Providência Tax Claims"). The Deferred Purchase Price is denominated in Brazilian Reals (R$) and accretes at a rate of 9.5% per annum compounded daily. If the Providência Tax Claims are resolved in the Company's favor, the Deferred Purchase Price will be paid to the selling shareholders. However, if the Company or Providência incur actual tax liability in respect to the Providência Tax Claims, the amount of Deferred Purchase Price owed to the selling shareholders will be reduced by the amount of such actual tax liability. The Company will be responsible for any actual tax liability in excess of the Deferred Purchase Price and the cash consideration deposited into escrow. Based on the Company's best estimate, resolution of the Providência Tax Claims is expected to take longer than a year. As a result, the Deferred Purchase Price is classified as a noncurrent liability with accretion recognized within Interest expense.
As required by Brazilian law, PGI Acquisition Company filed a mandatory tender offer registration request with the Securities Commission of Brazil (Comissão de Valores Mobiliários or the “CVM”) in order to launch, as required by Brazilian law, after the CVM's approval, a tender offer to acquire the remaining 28.75% of the outstanding capital stock of Providência that is currently held by the minority shareholders (the “Mandatory Tender Offer”). The price per share to be paid to the minority shareholders in connection with the Mandatory Tender Offer will be substantially the same as paid to the selling shareholders upon acquisition of control, including the portion allocated to deferred purchase price and escrow. In addition, the Company voluntarily opted to amend the Mandatory Tender Offer to provide the minority shareholders with an alternative price structure with no escrow or deferred purchase price. Based on the alternative offer, the minority shareholders would receive an all-cash purchase price at closing. The Mandatory Tender Offer registration request is currently under review with the CVM. Once the Mandatory Tender Offer is approved and launched, the minority shareholders have the right, but not the obligation, to sell their remaining outstanding capital stock of Providência. Given such right of the minority shareholders, the Company determined that ASC 480, "Distinguishing Liabilities from Equity" ("ASC 480") requires the noncontrolling interest to be presented as mezzanine equity on the Consolidated Balance Sheets and adjusted to its estimated maximum redemption amount at each balance sheet date. Refer to Note 14, "Redeemable Noncontrolling Interest" for further information on the accounting of the redeemable noncontrolling interest.
The Providência Acquisition was recorded using the acquisition method of accounting in accordance with the accounting guidance for business combinations. As a result, the total purchase price was allocated to assets acquired and liabilities assumed based on the fair market value of such assets and liabilities at the Providência Acquisition Date. Any excess of the purchase price is recognized as goodwill, which is not expected to be deductible for tax purposes.
Pro Forma Information
The following unaudited pro forma information for the three months ended March 29, 2014 assumes the acquisition of Providência occurred as of the beginning of 2014.

In thousands	Three Months Ended March 29, 2014
Net sales	$512,105
Net income (loss)	(19,755)

The unaudited pro forma information does not purport to be indicative of the results that actually would have been achieved had the operations been combined during the periods presented, nor is it intended to be a projection of future results or trends. Net sales and Operating income (loss) attributable to Providência for the three months ended March 31, 2015 was $73.6 million and $13.4 million, respectively.
Dounor Acquisition
On March 25, 2015, the Company announced that PGI France Holdings SAS, a wholly-owned subsidiary of the Company, entered into an agreement to acquire Dounor SAS. (“Dounor”) for a purchase price of €55 million. The acquisition was completed on April 17, 2015 and funded through the Company's Senior Secured Credit Agreement, as amended. Located in France, Dounor is a manufacturer of nonwoven materials used in the hygiene, healthcare and industrial applications. The Company is currently in the process of evaluating the purchase accounting implications of the Dounor acquisition.

Acquisitions
Providência Acquisition
On January 27, 2014, the Company announced that PGI Polímeros do Brazil, a Brazilian corporation and wholly-owned subsidiary of the Company ("PGI Acquisition Company"), entered into a Stock Purchase Agreement with Providência and certain shareholders named therein. Pursuant to the terms and subject to the conditions of the Stock Purchase Agreement, PGI Acquisition Company agreed to acquire a 71.25% controlling interest in Providência (the “Providência Acquisition”). Providência is a leading manufacturer of spunmelt nonwoven products primarily used in hygiene applications as well as industrial and healthcare applications. Based in Brazil, Providência has three locations, including one in the United States.
The Providência Acquisition was completed on June 11, 2014 (the "Providência Acquisition Date") for an aggregate purchase price of $424.8 million and funded with the proceeds from borrowings under an incremental term loan amendment to the Company's existing Senior Secured Credit Agreement as well as the proceeds from the issuance of $210.0 million of 6.875% Senior Unsecured Notes due in 2019.
The components of the purchase price are as follows:

In thousands	Consideration
Cash consideration paid to selling stockholders	$188,117
Cash consideration deposited into escrow	8,252
Deferred consideration	47,931
Debt repaid	180,532
Total consideration	$424,832

Total consideration paid included $47.9 million of deferred purchase price (the "Deferred Consideration"). The Deferred Consideration is denominated in Brazilian Reais (R$) and accretes at a rate of 9.5% per annum compounded daily. Depending on the resolutions of certain existing and potential tax claims (the "Providência Tax Claims"), the Deferred Consideration will be paid to the selling stockholders. If the Company or Providência incur actual tax liability in respect to the Providência Tax Claims, the amount of Deferred Consideration owed to the selling shareholders will be reduced by the amount of such actual tax liability. The Company will be responsible for any actual tax liability in excess of the Deferred Consideration and the cash consideration deposited into escrow. Based on the Company's best estimate, resolution and payment of the existing and potential tax claims is anticipated in 2016 or later. As a result, the Deferred Consideration is classified as a noncurrent liability with accretion recognized within Interest expense.
As required by Brazilian law, PGI Acquisition Company filed a mandatory tender offer registration request with the Securities Commission of Brazil (Comissão de Valores Mobiliários or the “CVM”) in order to launch as required by Brazilian law, after the CVM's approval, a tender offer to acquire the remaining 28.75% of the outstanding capital stock of Providência that is currently held by the minority shareholders (the “Mandatory Tender Offer”). The price per share to be paid to the minority shareholders in connection with the Mandatory Tender Offer will be substantially the same as paid to the selling shareholders up acquisition of control, including the portion allocated to deferred consideration and escrow. In addition, the Company voluntarily opted to amend the Mandatory Tender Offer to provide the minority shareholders with an alternative price structure with no escrow or deferred purchase price. Based on the alternative offer, the minority shareholders would receive an all-cash purchase price at closing. The Mandatory Tender Offer registration request is currently under review with the CVM. Once the Mandatory Tender Offer is approved and launched, the minority shareholders have the right, but not the obligation, to sell their remaining outstanding capital stock of Providência. Given such right of the minority shareholders, the Company determined that ASC 480, "Distinguishing Liabilities from Equity" ("ASC 480") requires the noncontrolling interest to be presented as mezzanine equity on the Consolidated Balance Sheets and adjusted to its estimated maximum redemption amount at each balance sheet date. Refer to Note 17, "Redeemable Noncontrolling Interest" for further information on the accounting of the redeemable noncontrolling interest.
The Providência Acquisition was recorded using the acquisition method of accounting in accordance with the accounting guidance for business combinations. As a result, the total purchase price has been allocated to assets acquired and liabilities assumed based on the preliminary estimate of fair market value of such assets and liabilities at the Providência Acquisition Date. Any excess of the purchase price is recognized as goodwill.
During the third quarter of 2014, the Company obtained new information related to the assets acquired and liabilities assumed of Providência. The facts and circumstances existed at the date of acquisition and, if known, would have affected the measurement of the amounts recognized at that date. During the fourth quarter of 2014, the Company updated its fair market value estimates for inventory, property, plant and equipment, intangible assets and redeemable noncontrolling interest. In addition, deferred tax impacts related to these updates were recorded. In accordance with ASC 805, "Business Combinations" ("ASC 805"), measurement period adjustments are not included in current earnings, but recognized as of the date of acquisition with a corresponding adjustment to goodwill resulting from the change in preliminary amounts. As a result, the Company adjusted the preliminary allocation of the purchase price initially recorded at the Providência Acquisition Date to reflect these measurement period adjustments. The estimated fair values of Providência assets acquired, liabilities assumed and resulting goodwill are subject to adjustment as the Company finalizes its fair value analysis. The Company has not completed the detailed valuation work necessary to arrive at the required estimates of the fair value of Providência net assets and the related allocation of purchase price. The Company is still waiting on additional information to finalize the valuation of its acquired intangible assets and property, plant and equipment accounting as well as the accounting for certain tax matters. The Company will complete its final purchase price allocation during the second quarter of 2015.
The preliminary allocation of the purchase price and related measurement period adjustments are as follows:

In thousands	Preliminary June 11, 2014	Measurement Period Adjustments	Adjusted June 11, 2014
Cash	$20,621	$—	$20,621
Accounts receivable	56,976	(4,047)	52,929
Inventory	33,000	1,077	34,077
Other current assets	27,748	4,100	31,848
Total current assets	138,345	1,130	139,475

Property, plant and equipment	400,000	(94,694)	305,306
Goodwill	106,335	27,312	133,647
Intangible assets	4,770	14,230	19,000
Other noncurrent assets	12,288	—	12,288
Total assets acquired	$661,738	$(52,022)	$609,716

Current liabilities	$28,863	$2,742	$31,605
Total debt	74,930	—	74,930
Deferred income taxes	38,373	(42,808)	(4,435)
Other noncurrent liabilities	1,992	—	1,992
Total liabilities assumed	144,158	(40,066)	104,092
Redeemable noncontrolling interest	92,990	(12,198)	80,792
Net assets acquired	$424,590	$242	$424,832

Cash, accounts receivable and current liabilities were stated at their historical carrying values, which approximate fair value, given the short-term nature of these assets and liabilities. The preliminary estimate of fair value for inventories was based on computations which considered many factors including the estimated selling price of the inventory, the cost to dispose of the inventory as well as the replacement cost of the inventory, where applicable. As a result, the Company increased the carrying value of inventory by $4.5 million. The preliminary estimate of fair value for property, plant and equipment was based on management's assessment of the acquired assets condition, as well as an evaluation of the current market value for such assets. In addition, the Company also considered the length of time over which the economic benefit of these assets is expected to be realized and adjusted the useful life of such assets accordingly as of the valuation date. As a result, the Company decreased the carrying value of property, plant and equipment by $16.9 million. The preliminary estimate of fair value of the redeemable noncontrolling interest was based upon management's assessment of the then current market value of the outstanding shares of stock.
The Company recorded an intangible asset, which consisted of a finite-lived customer relationships intangible asset with an estimated fair value of $19.0 million. The valuation was determined using an income approach methodology using the multi-period excess earnings method. The average estimated useful life of the intangible assets is considered to be 15 years, determined based upon various accounting studies, historical acquisition experience, economic factors and future cash flows.
The excess of the purchase price over the preliminary amounts allocated to specific assets and liabilities is included in goodwill which has been allocated on a preliminary basis to the North America and South America segments. The goodwill associated with the Providência Acquisition is not expected to be deductible for tax purposes. The premium in the purchase price paid by the Company for the acquisition of Providência broadens our scale and further solidifies the Company's position as the largest manufacturer of nonwovens in the world. The Company anticipates that the broad base of clients associated with the acquisition of Providência will enhance the Company's position in hygiene products and markets as well as strengthen our position in the Americas. In the short-term, the Company anticipates realizing operational and cost synergies at Providência that include purchasing optimization due to larger volumes, reduced manufacturing costs and lower general and administrative costs.
Acquisition related costs are as follows:

In thousands	Amount
Loan acquisition costs	$21,297
Transaction expenses	18,552
Total	$39,849

Capitalized loan acquisition costs related to the Providência Acquisition of $10.6 million were recorded within Intangible assets, net in the Consolidated Balance Sheets and are amortized over the term of the loan to which such costs relate. The remainder, $10.7 million, was expensed as incurred during the second quarter and included within Debt modification and extinguishment costs in the Consolidated Statements of Operations. These costs related to common lenders included in the incremental term loan amendment to the Company's existing Senior Secured Credit Agreement. In accordance with ASC 805, transaction expenses related to the Providência Acquisition were expensed as incurred within Special charges, net in the Consolidated Statements of Operations.
Fiberweb Acquisition
On September 17, 2013, PGI Acquisition Limited, a wholly-owned subsidiary of the Company, entered into an agreement with Fiberweb Limited (formerly Fiberweb plc)("Fiberweb") containing the terms of a cash offer to purchase 100% of the issued and to be issued ordinary share capital of Fiberweb at a cash price of £1.02 per share (the "Fiberweb Acquisition"). Under the terms of the agreement, Fiberweb would become a wholly-owned subsidiary of the Company. The offer was effected by a court sanctioned scheme of arrangement of Fiberweb under Part 26 of the UK Companies Act 2006 and consummated on November 15, 2013 (the "Fiberweb Acquisition Date"). The aggregate purchase price was valued at $287.8 million and funded on November 27, 2013 with the proceeds of borrowings under a $268.0 million Senior Secured Bridge Credit Agreement and a $50.0 million Senior Unsecured Bridge Credit Agreement (together, the "Bridge Facilities"). The Bridge Facilities were subsequently refinanced, along with transaction expenses, with the proceeds from a $295.0 million Senior Secured Credit Agreement and a $30.7 million equity investment from Blackstone. Fiberweb is one of the largest global manufacturers of specialized technical fabrics with eight production sites in six countries.
The Fiberweb Acquisition was recorded using the acquisition method of accounting in accordance with the accounting guidance for business combinations. As a result, the total purchase price was allocated to assets acquired and liabilities assumed based on the estimated fair market value of such assets and liabilities at the Fiberweb Acquisition Date. Any excess of the purchase price was recognized as goodwill in the North America segment. During the quarter ended September 27, 2014, the Company finalized its valuation of assets acquired and liabilities assumed, which resulted in the necessity to revise the original estimate of fair value. As required by the acquisition method of accounting, the Company retrospectively adjusted the acquisition date balance sheet and the results of operations of the fourth quarter and year ended December 28, 2013 to reflect the following: (1) an increase in the estimated fair value of property, plant and equipment; (2) an increase in the estimated fair value of identifiable intangible assets; (3) an increase in the deferred tax liability related to the increased value of property, plant and equipment and intangible assets; and (4) a decrease in goodwill caused by the net effect of these adjustments.
The recast allocation of the purchase price was as follows:

In thousands	November 15, 2013
Cash	$8,792
Accounts receivable	49,967
Inventory	71,081
Other current assets	29,889
Total current assets	159,729

Property, plant and equipment	187,529
Goodwill	33,699
Intangible assets	85,996
Other noncurrent assets	1,403
Total assets acquired	$468,356

Current liabilities	84,255
Financing obligation	20,300
Total debt	19,391
Deferred income taxes	45,974
Other noncurrent liabilities	9,825
Noncontrolling interest	849
Total liabilities assumed	$180,594
Net assets acquired	$287,762

Cash, accounts receivable and current liabilities were stated at their historical carrying values, which approximate their fair value, given the short-term nature of these assets and liabilities. Inventories were recorded at fair value and was based on computations which considered many factors including the estimated selling price of the inventory, the cost to dispose of the inventory as well as the replacement cost of the inventory, where applicable. As a result, the Company increased the carrying value of inventory by $9.7 million. The estimate of fair value for property, plant and equipment was based on management's assessment of the acquired assets condition, as well as an evaluation of the current market value for such assets. In addition, the Company also considered the length of time over which the economic benefit of these assets is expected to be realized and adjusted the useful life of such assets accordingly as of the valuation date. As a result, the Company increased the carrying value of property, plant and equipment by $24.5 million.
The Company recorded intangible assets based on their estimated fair value, and consisted of the following:

In thousands	Useful Life	Amount
Technology	15 years	$31,827
Trade names	Indefinite	11,412
Customer relationships	20 years	42,757
Total		$85,996

The Company allocated $11.4 million to trade names, primarily related to Typar and Reemay. Management considered many factors in the determination that it will account for the asset as an indefinite-lived, including the current market leadership position of the name as well as the recognition in the industry. Therefore, in accordance with current accounting guidance, the indefinite-lived intangible asset will not be amortized, but instead tested for impairment at least annually (more frequently if certain indicators are present).
The excess of the purchase price over the amounts allocated to specific assets and liabilities is included in goodwill and has been allocated to the North America segment. The goodwill is not deductible for tax purposes. The premium in the purchase price paid by the Company for the acquisition of Fiberweb reflects the establishment of the largest manufacturers of nonwovens in the world. The Company anticipates that the improved diversity associated with the acquisition of Fiberweb will provide a foundation for enhanced access to clients in highly specialized, niche end markets as well as provide complementary solutions and new technologies to address our customer's desire for innovation and customized solutions. In the short-term, the Company anticipates realizing significant operational and cost synergies that include purchasing optimization due to larger volumes, improvement in manufacturing costs and lower general and administrative costs.
Acquisition related costs were as follows:

In thousands	Amount
Loan acquisition costs	$16,102
Transaction expenses	15,783
Total	$31,885

Loan acquisition costs related to the Fiberweb Acquisition were capitalized and recorded within Intangible assets, net in the Consolidated Balance Sheets and amortized over the term of the loan to which such costs relate. In accordance with ASC 805, "Business Combinations" ("ASC 805"), transaction expenses related to the Acquisition are expensed as incurred within Special charges, net in the Consolidated Statement of Operations.
Pro Forma Information
The following unaudited pro forma information for the fiscal year ended December 31, 2014 and December 28, 2013 assumes the acquisition of Fiberweb and Providência occurred as of the beginning of 2014 and 2013, respectively.

In thousands	December 31, 2014	December 28, 2013
Net sales	$2,005,678	$1,966,103
Net income (loss)	(132,977)	(78,847)

The unaudited pro forma information does not purport to be indicative of the results that actually would have been achieved had the operations been combined during the periods presented, nor is it intended to be a projection of future results or trends. During 2014, net sales and operating income (loss) attributable to Providência since the Providência Acquisition Date was $194.3 million and a loss of $3.4 million, respectively.
AVINTIV Acquisition
On January 28, 2011, pursuant to an Agreement and Plan of Merger, dated as of October 4, 2010, the Company was acquired by affiliates of the Blackstone Group (“Blackstone”), along with certain members of the Company's management (the "Merger"), for an aggregate purchase price valued at $403.5 million. As a result, the Company became a privately-held company. The Merger was financed by $560.0 million in aggregate principal of debt financing as well as common equity capital. In addition, the Company repaid its existing outstanding debt.
The Merger was recorded using the acquisition method of accounting in accordance with the accounting guidance for business combinations and non-controlling interest. The purchase price has been allocated to assets acquired and liabilities assumed based on the estimated fair market value of such assets and liabilities at the date of merger and resulted in goodwill of $86.4 million and intangible assets of $72.0 million, of which $48.5 million related to definite-lived intangible assets and $23.5 million related to indefinite-lived tradenames. Cash and cash equivalents, accounts receivable and accounts payable were stated at their historical carrying values, which approximate their fair value, given the short-term nature of these assets and liabilities. Inventories were recorded at fair value, based on computations which considered many factors including the estimated selling price of the inventory, the cost to dispose the inventory as well as the replacement cost of the inventory, where applicable.